Loans, financing, debentures and derivative financial instruments - Additional Information (Detail) € in Thousands, ¥ in Thousands, R$ in Thousands												12 Months Ended
	Mar. 06, 2024	Jun. 01, 2023 BRL (R$)	Mar. 30, 2023 BRL (R$)	Apr. 27, 2022 BRL (R$)	Apr. 18, 2022 USD ($)	Apr. 14, 2022 BRL (R$)	Apr. 07, 2022 USD ($)	Jul. 13, 2020 USD ($)	Jun. 21, 2019 USD ($)	Jun. 06, 2019 USD ($)	Oct. 06, 2016 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Apr. 27, 2022 USD ($)	Apr. 14, 2022 USD ($)	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Notes to foreign market															R$ 5,106,973
Foreign currency - denominated loans															5,278,791		R$ 5,190,156
Loan received															11,141,283		11,226,049
Reclassification to liabilities held for sale													R$ 241,748
Borrowings, maturity date	March 6,2025
Borrowings, interest rate basis												CDI rate + 0.5% p.a.
Loan maturity, amount													R$ 16,377,643		11,768,017		11,750,361			R$ 17,376,216
Restricted Assets [member]
Disclosure of detailed information about borrowings [line items]
Restriction on encumbrance of assets															726,195	$ 150,000,000
Percent restricted consolidated tangible assets												15.00%
Ultrapar International S.A. [member]
Disclosure of detailed information about borrowings [line items]
Interest rate								5.25%		5.25%	5.25%
Notes to foreign market				R$ 2,351,260	$ 200,000	R$ 552,533		$ 350,000,000	$ 200,000,000	$ 500,000	$ 750,000,000				968			$ 485,667,000	$ 114,129,000
Borrowings, maturity date				June 2029	October 2026	October 2026		June 2029	October 2026	June 2029	October 2026
Issue percent of face value								99.994%		100.00%	98.097%
IPP [member]
Disclosure of detailed information about borrowings [line items]
Maximum amount of future payments related to these collaterals															R$ 397,152		R$ 550,908
Long term interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate												6.55%	5.32%	6.55%	6.55%	6.55%	7.20%
Foreign loans [member] | IPP [member]
Disclosure of detailed information about borrowings [line items]
Cost in percentage of DI												110.00%		110.00%	110.00%	110.00%
Loan maturity, amount												€ 23,576		¥ 12,853,651	R$ 1,584,452	$ 210,363,000
Notes in the foreign market [member] | Ultrapar International S.A. [member]
Disclosure of detailed information about borrowings [line items]
Maximum aggregate tender amount | $							$ 550,003,000
Maximum aggregate tender amount available for increase | $							$ 600,000,000
Notes in the foreign market [member] | Senior Notes due in 2026 (“Notes 2026”) | Ultrapar International S.A. [member]
Disclosure of detailed information about borrowings [line items]
Interest rate							5.25%
Borrowings, maturity date							due in 2026
Notes in the foreign market [member] | Senior Notes due in 2029 (“Notes 2029”) | Ultrapar International S.A. [member]
Disclosure of detailed information about borrowings [line items]
Interest rate							5.25%
Borrowings, maturity date							due in 2029
Bank Credit Note [Member] | IPP [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date			April 2, 2025
Cost in percentage of DI			109.40%
Loan maturity, amount			R$ 500,000
Agribusiness Credit Rights Certificate [Member] | IPP [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date		June 3, 2024
Cost in percentage of DI		108.60%
Loan maturity, amount		R$ 200,000